UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23025

TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TCW | Gargoyle Dynamic 500 Fund
Schedule of Investments (Unaudited)	July 31, 2018

Number of Shares	Exchange Traded Funds	Value
	Exchange Traded Funds (101.6%)
27,070	SPDR S&P 500 ETF Trust (1) (2)	$7,615,603

	Total Exchange Traded Funds (Cost: $5,918,751) (101.6%)	7,615,603

	Total Investments Before Written Option (Cost: 5,918,751) (101.6%)	7,615,603

	Written Options
	Written Options (Cost -$103,076) (-2.1%)	(157,170)

	Excess of Other Assets over Liabilities (0.5%)	40,452

	Net Assets (100.0%)	$7,498,885

(1)	A portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value
Written Options—Exchange Traded
S&P 500 Index	Call	5	(1,408,145)	$2,725.00	08/31/18	$(24,145)	$(51,400)
S&P 500 Index	Call	10	(2,816,290)	2,750.00	08/31/18	(47,689)	(80,950)
S&P 500 Index	Call	4	(1,126,516)	2,800.00	08/17/18	(16,236)	(12,880)
S&P 500 Index	Call	1	(281,629)	2,825.00	09/21/18	(3,819)	(3,600)
S&P 500 Index	Call	3	(844,887)	2,840.00	09/21/18	(11,187)	(8,340)

Total Written Options—Exchange Traded						$(103,076)	$(157,170)

Notes to the Schedule of Investments:

ETF—Exchange	Traded Fund
S&P—Standard	and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund
Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Exchange Traded Funds	101.6%
Written Options	(2.1)
Excess of Other Assets over Liabilities	0.5

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Collar Fund
Schedule of Investments (Unaudited)	July 31, 2018

Number of Shares	Exchange Traded Funds	Value
	Exchange Traded Funds (97.5%)
3,700	SPDR S&P 500 ETF Trust (1) (2)	$1,040,921

	Total Exchange Traded Funds (Cost: $885,172) (97.5%)	1,040,921

	Purchased Options
	Purchased Options (Cost $55,054) (3.6%)	38,333

	Total Investments Before Written Option (Cost: 940,226) (101.1%)	1,079,254

	Written Options
	Written Options (Cost -$11,136) (-1.1%)	(11,820)

	Excess of Other Assets over Liabilities (0.0%)	174

	Net Assets (100.0%)	$1,067,608

(1)	A portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums Paid	Value
Purchased Options—Exchange Traded
S&P 500 Index	Put	3	844,887	$2,700.00	06/21/19	$44,424	$30,960
SPDR S&P 500 ETF Trust	Put	6	168,798	270.00	06/21/19	9,194	6,204
SPDR S&P 500 ETF Trust	Put	1	28,133	275.00	06/21/19	1,436	1,169

Total Purchased Options—Exchange Traded						$55,054	$38,333

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value
Written Options—Exchange Traded
S&P 500 Index	Call	1	(281,629)	$2,785.00	08/31/18	$(3,369)	$(5,245)
S&P 500 Index	Call	2	(563,258)	2,850.00	09/21/18	(5,608)	(4,590)
SPDR S&P 500 ETF Trust	Call	2	(56,266)	284.00	09/21/18	(674)	(643)
SPDR S&P 500 ETF Trust	Call	5	(140,665)	285.00	09/21/18	(1,485)	(1,342)

Total Written Options—Exchange Traded						$(11,136)	$(11,820)

Notes to the Schedule of Investments:

ETF—Exchange	Traded Fund
S&P—Standard	and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Collar Fund
Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Exchange Traded Funds	97.5%
Purchased Options	3.6
Written Options	(1.1)
Excess of Other Assets over Liabilities	0.0

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
Schedule of Investments (Unaudited)	July 31, 2018

Number of Shares	Exchange Traded Funds	Value
	Exchange Traded Funds (106.2%)
4,000	SPDR S&P 500 ETF Trust (1) (2)	$1,125,320

	Total Exchange Traded Funds (Cost: $963,552) (106.2%)	1,125,320

	Total Investments Before Written Option (Cost: 963,552) (106.2%)	1,125,320

	Written Options
	Written Options (Cost -$44,318) (-6.0%)	(63,502)

	Liabilities in Excess of Other Assets (-0.2%)	(1,829)

	Net Assets (100.0%)	$1,059,989

(1)	A portion of this security is segregated to cover for written options.
(2)

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value
Written Options—Exchange Traded
S&P 500 Index	Call	5	(1,408,145)	$2,700.00	08/17/18	$(41,795)	$(59,775)
SPDR S&P 500 ETF Trust	Call	3	(84,399)	270.00	08/17/18	(2,523)	(3,727)

Total Written Options—Exchange Traded						$(44,318)	$(63,502)

Notes to the Schedule of Investments:

ETF—Exchange	Traded Fund
S&P—Standard	and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Exchange Traded Funds	106.2%
Written Options	(6.0)
Liabilities in Excess of Other Assets	(0.2)

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited)	July 31, 2018

Number of Shares	Common Stock	Value
	Consumer Discretionary (18.2%)
7,215	AMC Networks, Inc., Class A (1) (2)	$434,992
8,034	AutoNation, Inc. (2)	389,890
5,200	Bed Bath & Beyond, Inc.	97,396
1,174	DISH Network Corp., Class A (2)	37,051
23,482	Ford Motor Co. (1)	235,759
8,356	General Motors Co. (1)	316,777
14,500	Goodyear Tire & Rubber Co. (The) (1)	351,045
11,306	International Game Technology PLC	285,816
7,600	Liberty Global PLC, Class A (2)	214,548
6,496	Macy’s, Inc.	258,086
4,890	Michael Kors Holdings, Ltd. (2)	326,310
15,000	Michaels Cos., Inc. (The) (2)	306,150
10,819	Newell Brands, Inc.	283,350
2,100	Penn National Gaming, Inc. (2)	67,305
7,185	Signet Jewelers, Ltd.	414,863
12,000	Viacom, Inc., Class B	348,600

	Total Consumer Discretionary	4,367,938

	Consumer Staples (6.9%)
19,596	Coty, Inc., Class A	262,782
6,067	Kraft Heinz Co. (The)	365,537
6,200	Molson Coors Brewing Co., Class B (1)	415,400
16,588	Pilgrim’s Pride Corp. (2)	295,598
6,800	TreeHouse Foods, Inc. (1) (2)	322,932

	Total Consumer Staples	1,662,249

	Energy (4.6%)
19,080	Antero Resources Corp. (2)	391,903
18,798	CNX Resources Corp. (2)	306,031
26,269	Range Resources Corp. (1)	405,331

	Total Energy	1,103,265

	Financials (17.2%)
1,937	Affiliated Managers Group, Inc. (1)	309,939
9,700	Assured Guaranty, Ltd.	377,524
18,171	CNO Financial Group, Inc. (1)	369,780
2,099	FirstCash, Inc.	170,439
9,071	Franklin Resources, Inc.	311,317
17,942	Jefferies Financial Group, Inc. (1)	435,094
11,310	Legg Mason, Inc. (1)	386,010
4,595	LPL Financial Holdings, Inc.	304,603
21,860	MGIC Investment Corp. (1) (2)	272,813
7,155	Principal Financial Group, Inc.	415,562

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2018

Number of Shares	Common Stock	Value
	Financials (Continued)
22,377	Radian Group, Inc.	$428,520
2,349	Reinsurance Group of America, Inc.	332,384

	Total Financials	4,113,985

	Health Care (18.1%)
4,236	AbbVie, Inc. (1)	390,686
1,409	Acadia Healthcare Co., Inc. (2)	55,627
1,500	Amgen, Inc.	294,825
1,415	Biogen, Inc. (1) (2)	473,134
4,749	Cardinal Health, Inc.	237,213
940	Express Scripts Holding Co. (2)	74,692
6,046	Gilead Sciences, Inc. (1)	470,560
2,500	Jazz Pharmaceuticals PLC (2)	432,700
2,417	McKesson Corp.	303,575
7,489	MEDNAX, Inc. (2)	320,454
9,494	Mylan NV (2)	354,221
5,445	Perrigo Co. PLC (1)	438,431
3,568	United Therapeutics Corp. (2)	438,543
526	Zimmer Biomet Holdings, Inc.	66,024

	Total Health Care	4,350,685

	Industrials (9.9%)
1,782	Acuity Brands, Inc.	247,751
8,108	Avis Budget Group, Inc. (1) (2)	282,564
22,626	General Electric Co.	308,392
6,774	Macquarie Infrastructure Corp.	307,607
5,206	Regal Beloit Corp.	447,456
6,650	Stericycle, Inc. (2)	464,569
2,197	United Rentals, Inc. (2)	326,914

	Total Industrials	2,385,253

	Information Technology (16.5%)
4,916	Akamai Technologies, Inc. (2)	369,978
2,556	Belden, Inc.	165,501
5,805	CA, Inc. (1)	256,639
2,082	F5 Networks, Inc. (1) (2)	356,813
9,130	Juniper Networks, Inc.	240,484
3,869	LogMeIn, Inc. (1)	313,582
13,133	NCR Corp. (2)	366,673
29,360	Nuance Communications, Inc. (2)	433,647
12,200	Open Text Corp.	453,840
14,661	Symantec Corp.	296,445
14,619	Xerox Corp. (1)	379,655

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2018

Number of Shares	Common Stock	Value
	Information Technology (Continued)
8,580	Yelp, Inc. (2)	$316,430

	Total Information Technology	3,949,687

	Materials (4.3%)
15,762	Owens-Illinois, Inc. (2)	294,434
32,700	Platform Specialty Products Corp. (2)	404,172
3,726	Reliance Steel & Aluminum Co. (1)	336,085

	Total Materials	1,034,691

	Telecommunication Services (4.8%)
11,201	AT&T, Inc.	358,097
20,841	CenturyLink, Inc.	391,186
72,000	Sprint Corp. (2)	390,960

	Total Telecommunication Services	1,140,243

	Total Common Stock (Cost: $23,125,083) (100.5%)	24,107,996

	Total Investments Before Written Option (Cost: 23,125,083) (100.5%)	24,107,996

	Written Options
	Written Options (Cost -$382,570) (-1.5%)	(364,750)

	Excess of Other Assets over Liabilities (1.0%)	230,935

	Net Assets (100.0%)	$23,974,181

(1)	All or a portion of this security is segregated to cover for written options.
(2)	Non-income producing security.

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value
Written Options—Exchange Traded
Russell 2000 Index	Call	7	(1,169,564)	$1,650.00	08/17/18	$(23,093)	$(26,390)
Russell 2000 Index	Call	5	(835,403)	1,660.00	08/17/18	(18,995)	(15,175)
Russell 2000 Index	Call	16	(2,673,288)	1,680.00	08/17/18	(48,103)	(28,080)
Russell 2000 Index	Call	26	(4,344,093)	1,700.00	08/17/18	(69,613)	(21,840)
S&P 500 Index	Call	5	(1,408,145)	2,750.00	08/31/18	(23,595)	(40,475)
S&P 500 Index	Call	8	(2,253,032)	2,770.00	08/31/18	(36,792)	(51,440)
S&P 500 Index	Call	9	(2,534,661)	2,800.00	08/31/18	(34,371)	(37,350)
S&P 500 Index	Call	12	(3,379,548)	2,800.00	09/21/18	(51,607)	(62,460)
S&P 500 Index	Call	18	(5,069,322)	2,810.00	09/21/18	(76,401)	(81,540)

Total Written Options—Exchange Traded						$(382,570)	$(364,750)

Notes to the Schedule of Investments:

S&P—Standard	and Poor’s

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Consumer Discretionary	18.2%
Health Care	18.1
Financials	17.2
Information Technology	16.5
Industrials	9.9
Consumer Staples	6.9
Telecommunication Services	4.8
Energy	4.6
Materials	4.3
Written Options	(1.5)
Excess of Other Assets over Liabilities	1.0

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited)	July 31, 2018

Number of Shares	Common Stock	Value
	Consumer Discretionary (17.7%)
294	AMC Networks, Inc., Class A (1)	$17,725
400	AutoNation, Inc. (1)	19,411
529	Bed Bath & Beyond, Inc.	9,908
112	DISH Network Corp., Class A (1)	3,535
1,079	Ford Motor Co.	10,833
467	General Motors Co.	17,704
447	Goodyear Tire & Rubber Co. (The)	10,822
30	Graham Holdings Co., Class B	16,769
900	International Game Technology PLC	22,752
454	Liberty Global PLC, Class A (1)	12,816
902	Macy’s, Inc.	35,836
363	Michael Kors Holdings, Ltd. (1)	24,223
800	Michaels Cos., Inc. (The) (1)	16,328
700	Newell Brands, Inc.	18,333
200	Nexstar Media Group, Inc., Class A	14,890
143	PVH Corp.	21,953
432	Viacom, Inc., Class B	12,550

	Total Consumer Discretionary	286,388

	Consumer Staples (7.4%)
1,496	Coty, Inc., Class A	20,061
248	Edgewell Personal Care Co. (1)	13,357
149	JM Smucker Co. (The)	16,557
320	Kraft Heinz Co. (The)	19,279
257	Molson Coors Brewing Co., Class B	17,219
1,125	Pilgrim’s Pride Corp. (1)	20,048
259	TreeHouse Foods, Inc. (1)	12,300

	Total Consumer Staples	118,821

	Energy (5.2%)
992	Antero Resources Corp. (1)	20,376
3,836	Chesapeake Energy Corp. (1)	18,106
193	CNX Resources Corp. (1)	3,142
500	EnLink Midstream LLC	7,975
1,010	Range Resources Corp.	15,584
3,714	Southwestern Energy Co. (1)	19,090

	Total Energy	84,273

	Financials (13.8%)
109	Affiliated Managers Group, Inc.	17,441
486	Assured Guaranty, Ltd.	18,915
889	CNO Financial Group, Inc.	18,091
278	FirstCash, Inc.	22,574

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2018

Number of Shares	Common Stock	Value
	Financials (Continued)
870	Jefferies Financial Group, Inc.	$21,098
473	Legg Mason, Inc.	16,143
371	LPL Financial Holdings, Inc.	24,594
215	MetLife, Inc.	9,834
988	MGIC Investment Corp. (1)	12,330
268	Principal Financial Group, Inc.	15,565
85	Prudential Financial, Inc.	8,577
1,011	Radian Group, Inc.	19,361
123	Reinsurance Group of America, Inc.	17,405

	Total Financials	221,928

	Health Care (18.1%)
230	AbbVie, Inc.	21,213
224	Acadia Healthcare Co., Inc. (1)	8,844
75	Allergan PLC	13,807
121	Amgen, Inc.	23,783
1,094	Bausch Health Cos, Inc. (1)	23,784
54	Biogen, Inc. (1)	18,056
402	Cardinal Health, Inc.	20,080
299	CVS Health Corp.	19,393
149	Envision Healthcare Corp. (1)	6,595
274	Express Scripts Holding Co. (1)	21,772
193	Gilead Sciences, Inc.	15,021
123	Jazz Pharmaceuticals PLC (1)	21,289
130	McKesson Corp.	16,328
494	Mylan NV (1)	18,431
146	Perrigo Co. PLC	11,756
102	United Therapeutics Corp. (1)	12,537
159	Zimmer Biomet Holdings, Inc.	19,958

	Total Health Care	292,647

	Industrials (10.5%)
517	AECOM (1)	17,351
495	Allison Transmission Holdings, Inc.	23,265
430	Avis Budget Group, Inc. (1)	14,986
269	Eaton Corp. PLC	22,373
1,534	General Electric Co.	20,908
338	Macquarie Infrastructure Corp.	15,349
139	ManpowerGroup, Inc.	12,963
178	Regal Beloit Corp.	15,299
257	Stericycle, Inc. (1)	17,954

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2018

Number of Shares	Common Stock	Value
	Industrials (Continued)
156	WESCO International, Inc. (1)	$9,516

	Total Industrials	169,964

	Information Technology (21.4%)
364	Akamai Technologies, Inc. (1)	27,395
473	CA, Inc.	20,911
887	Ciena Corp. (1)	22,530
401	Cirrus Logic, Inc. (1)	17,347
79	Coherent, Inc. (1)	12,487
145	F5 Networks, Inc. (1)	24,850
711	Juniper Networks, Inc.	18,728
68	Lam Research Corp.	12,964
178	LogMeIn, Inc.	14,427
381	Micron Technology, Inc. (1)	20,113
550	NCR Corp. (1)	15,356
1,367	Nuance Communications, Inc. (1)	20,191
814	ON Semiconductor Corp. (1)	17,949
528	Open Text Corp.	19,642
106	Skyworks Solutions, Inc.	10,025
979	Symantec Corp.	19,795
288	Western Digital Corp.	20,203
584	Xerox Corp.	15,166
437	Yelp, Inc. (1)	16,117

	Total Information Technology	346,196

	Materials (2.5%)
754	Owens-Illinois, Inc. (1)	14,085
1,287	Platform Specialty Products Corp. (1)	15,907
120	Reliance Steel & Aluminum Co.	10,824

	Total Materials	40,816

	Telecommunication Services (3.3%)
587	AT&T, Inc.	18,766
812	CenturyLink, Inc.	15,241
3,648	Sprint Corp. (1)	19,809

	Total Telecommunication Services	53,816

	Total Common Stock (Cost: $1,549,376) (99.9%)	1,614,849

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2018

Value
Total Investments (Cost: $1,549,376) (99.9%)	$1,614,849

Excess of Other Assets over Liabilities (0.1%)	1,480

Net Assets (100.0%)	$1,616,329

(1)	Non-income producing security.

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Information Technology	21.4%
Health Care	18.1
Consumer Discretionary	17.7
Financials	13.8
Industrials	10.5
Consumer Staples	7.4
Energy	5.2
Telecommunication Services	3.3
Materials	2.5
Excess of Other Assets over Liabilities	0.1

Total	100.0%

See accompanying notes to schedule of investments.

TCW Long/Short Fundamental Value Fund
Schedule of Investments (Unaudited)	July 31, 2018

Number of Shares	Common Stock	Value
	Consumer Discretionary (14.7%)
4,987	Barnes & Noble Education, Inc. (1)	$28,027
5,932	BBX Capital Corp.	51,727
1,945	Century Casinos, Inc. (1)	15,852
2,526	Hibbett Sports, Inc. (1)	57,972
640	WideOpenWest, Inc. (1)	6,963

	Total Consumer Discretionary	160,541

	Energy (0.8%)
2,200	Halcon Resources Corp. (1)	8,602

	Financials (41.0%)
1,410	Donegal Group, Inc., Class A	20,600
2,000	Esquire Financial Holdings, Inc. (1)	51,080
1,244	First Northwest Bancorp (1)	20,128
434	First Savings Financial Group, Inc.	30,054
607	FS Bancorp, Inc.	37,252
595	Greenhill & Co., Inc.	19,457
1,555	Independence Holding Co.	54,036
928	Jefferies Financial Group, Inc.	22,504
1,710	Kingstone Cos., Inc.	27,959
642	NI Holdings, Inc. (1)	10,734
2,362	Owens Realty Mortgage, Inc.	39,398
2,830	Sutherland Asset Management Corp.	47,261
10,098	Tiptree, Inc.	68,666

	Total Financials	449,129

	Industrials (11.5%)
1,639	Air Transport Services Group, Inc. (1)	36,927
65	AMERCO	24,510
5,567	Great Lakes Dredge & Dock Corp. (1)	30,062
2,486	WestJet Airlines, Ltd. (CAD) (2)	34,980

	Total Industrials	126,479

	Information Technology (4.4%)
520	Dell Technologies, Inc., Class V (1)	48,110

	Real Estate Investment Trust (REIT) (6.0%)
1,485	Armada Hoffler Properties, Inc.	22,424
1,860	Industrial Logistics Properties Trust	42,966

	Total Real Estate Investment Trust (REIT)	65,390

	Total Common Stock (Cost: $780,556) (78.4%)	858,251

See accompanying notes to schedule of investments.

TCW Long/Short Fundamental Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2018

Number of Shares	Preferred Stock	Value
	Financials (3.5%)
1,467	Sutherland Asset Management Corp., 7.00%, Maturity 08/15/23	$38,311

	Real Estate Investment Trust (REIT) (4.0%)
960	Colony Capital, Inc., 7.13%, Perpetual Maturity	22,387
840	Colony Capital, Inc., 8.25%, Perpetual Maturity	21,630

	Total Real Estate Investment Trust (REIT)	44,017

	Total Preferred Stock (Cost: $80,625) (7.5%)	82,328

	Warrant
	Financials (0.5%)
320	American International Group, Inc. (1)	5,328

	Total Warrant (Cost: $5,028) (0.5%)	5,328

	Total Investments Before Investments Sold Short and Written Options (Cost: $866,209) (86.4%)	945,907

	Securities Sold Short
	Exchange Traded Funds (-27.1%)
(911)	iShares Russell 2000 ETF (3)	(151,109)
(1,088)	iShares Russell 2000 Value ETF (4)	(145,433)

	Total Exchange Traded Funds	(296,542)

	Total Securities Sold Short (Cost: -$271,023) (-27.1%)	(296,542)

	Written Options
	Written Options (Cost -$6,543) (-0.5%)	(5,625)

	Total Investments Net of Securities Sold Short and Written Options (Cost: $588,643) (58.8%)	643,740

	Excess of Other Assets over Liabilities (41.2%)	450,753

	Net Assets (100.0%)	$1,094,493

(1)	Non-income producing security.
(2)	Security denominated in foreign currency.
(3)

The iShares Russell 2000 ETF seeks to track the investment results of the Russell 2000® Index, which measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. You can access the financial statements of this ETF by going to the fund’s homepage at (https://www.ishares.com/us/products/239710/ishares-russell-2000-etf).

(4)

The iShares Russell 2000 Value ETF seeks to track the investment results of the Russell 2000® Value Index, which measures the performance of the small capitalization value sector of the U.S. equity market, as defined by FTSE Russell. You can access the financial statements of this ETF by going to the fund’s homepage at (https://www.ishares.com/us/products/239712/ishares-russell-2000-value-etf).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value
Written Options—Exchange Traded
Greenhill & Co., Inc.	Call	5	(16,350)	25.00	09/21/18	(892)	(3,625)
Hibbett Sports, Inc.	Call	6	(13,770)	25.00	10/19/18	(1,311)	(1,050)

See accompanying notes to schedule of investments.

TCW Long/Short Fundamental Value Fund
Schedule of Investments (Unaudited) (Continued)	July 31, 2018

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value
Hibbett Sports, Inc.	Call	19	(43,605)	30.00	10/19/18	(4,340)	(950)

Total Written Options—Exchange Traded						$(6,543)	$(5,625)

Notes to the Schedule of Investments:

CAD—Canadian Dollar

ETF—Exchange Traded Fund

See accompanying notes to schedule of investments.

TCW Long/Short Fundamental Value Fund
Investments by Industry (Unaudited)	July 31, 2018

Industry	Long Investments Percentage of Net Assets	Short Investments Percentage of Net Assets
Financials	45.0%	—%
Consumer Discretionary	14.7	—
Industrials	11.5	—
Real Estate Investment Trust (REIT)	10.0	—
Information Technology	4.4	—
Energy	0.8	—
Written Options	(0.5)	—
Exchange Traded Funds	—	(27.1)
Excess of Other Assets over Liabilities	41.2	—

Total	127.1%	(27.1)%

See accompanying notes to schedule of investments.

TCW Alternative Funds
Notes to Financial Statements (Unaudited)	July 31, 2018

Note 1 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the mid price, or if no mid price exists then the last trade price; if no trade price exists then they are valued at the bid price, and if no bid price then ask price for both purchased and written options. Swaps and futures are valued at the last sale price, or if no sales are reported, then the last ask price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that prices received are not reflective of a security’s market value, are valued by the Adviser in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	July 31, 2018

Note 1 — Significant Accounting Policies (Continued)

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FairValue Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The Funds categorized all of their investments and other financial instruments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of July 31, 2018.

The Funds did not have any transfers in and out of Level 1 of the fair value hierarchy during the period ended July 31, 2018.

The Funds held no investments or other financial instruments at July 31, 2018, whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

Options: The Funds purchase and sell put and call options on securities or indices to enhance investment performance and/or to protect against changes in market prices.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	July 31, 2018

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had they sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately wants to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Funds sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Option contracts purchased and written by the Funds and outstanding at the end of the respective periods are listed in each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Alternative Funds

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date September 27, 2018

By (Signature and Title)*	/s/ Richard M. Villa
Richard M. Villa, Treasurer (principal financial officer)

Date September 27, 2018

* Print the name and title of each signing officer under his or her signature.